Summary of Significant Accounting Policies - Foreign exchange options and forward contracts (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies
Fair value change gain from foreign exchange options and forward contracts	¥ 2,071